Noninterest Revenue (Tables)	12 Months Ended
Dec. 31, 2010
Noninterest Revenue (Tables) [Abstract]
Components of investment banking fees

Year ended December 31,
(in millions)	2010	2009	2008

Underwriting:
Equity	$1,589	$2,487	$1,477
Debt	3,172	2,739	2,094

Total underwriting	4,761	5,226	3,571
Advisory(a)	1,429	1,861	1,955

Total investment banking fees	$6,190	$7,087	$5,526

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-administered multi-seller conduits. The consolidation of the conduits did not significantly change the Firm’s net income as a whole; however, it did affect the classification of items on the Firm’s Consolidated Statements of Income. As a result, certain advisory fees were considered inter-company and eliminated, and the fees charged by the consolidated multi-seller conduits to its customers were classified as lending-and-deposit-related fees.

Principal transactions revenue

Year ended December 31,
(in millions)	2010	2009	2008

Trading revenue	$9,404	$9,870	$(9,791)
Private equity gains/(losses)(a)	1,490	(74)	(908)

Principal transactions	$10,894	$9,796	$(10,699)

(a)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.

Components of asset management, administration and commissions

Year ended December 31,
(in millions)	2010	2009	2008

Asset management:
Investment management fees	$5,632	$4,997	$5,562
All other asset management fees	496	356	432

Total asset management fees	6,128	5,353	5,994
Total administration fees(a)	2,023	1,927	2,452
Commission and other fees:
Brokerage commissions	2,804	2,904	3,141
All other commissions and fees	2,544	2,356	2,356

Total commissions and fees	5,348	5,260	5,497

Total asset management, administration and commissions	$13,499	$12,540	$13,943

(a)	Includes fees for custody, securities lending, funds services and securities clearance.